STOCK-BASED AWARDS (Tables)	12 Months Ended
Sep. 30, 2023
STOCK-BASED AWARDS
Summary of Fair value of vested options
	Options	Weighted Average Exercise Price
Outstanding at September 30, 2022	8,335,000	0.18
Expired	(2,300,000)
Outstanding at September 30, 2023	6,035,000	$0.17

Exercisable at September 30, 2023	5,847,500	$0.17

Average remaining contractual term of options outstanding and exercisable at September 30, 2023 (years)		1.82
Intrinsic value of options outstanding at September 30, 2023		$-
Intrinsic value of options exercisable at September 30, 2023		$-